Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Australia (0.6%)
	National Australia Bank Ltd.	1,944,090	43,867
	Adbri Ltd.	13,390,194	17,607
	QBE Insurance Group Ltd.	1,765,216	17,223
			78,697
Brazil (2.5%)
	Ambev SA ADR	30,612,100	81,428
*,1	Banco Bradesco SA ADR	27,550,341	76,865
	Petroleo Brasileiro SA Preference Shares	14,889,100	76,465
	Gerdau SA Preference Shares	11,405,200	73,559
	Petroleo Brasileiro SA ADR	3,298,068	38,258
			346,575
Canada (2.1%)
	Suncor Energy Inc.	3,256,143	113,013
[1]	Saputo Inc.	1,986,149	54,753
	Bank of Nova Scotia	697,407	37,755
	Stella-Jones Inc.	886,900	32,275
	Alimentation Couche-Tard Inc.	625,800	28,577
	North West Co. Inc.	591,011	16,097
			282,470
China (9.4%)
*	Alibaba Group Holding Ltd.	23,636,400	324,969
	Tencent Holdings Ltd.	3,408,400	166,088
*	Baidu Inc. ADR	1,084,345	146,040
	ENN Energy Holdings Ltd.	6,020,300	90,706
	Li Ning Co. Ltd.	8,736,000	86,361
	Ping An Insurance Group Co. of China Ltd. Class H	10,924,500	84,858
	Sungrow Power Supply Co. Ltd. Class A	3,593,953	69,584
*	Alibaba Group Holding Ltd. ADR	505,386	55,693
	China Longyuan Power Group Corp. Ltd. Class H	39,737,000	54,855
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,272,000	48,661
	Autohome Inc. ADR	1,112,003	38,764
	Hengan International Group Co. Ltd.	6,509,000	32,020
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	4,502,616	30,955
*	Weibo Corp. ADR	1,345,082	30,601
*	Trip.com Group Ltd. ADR	603,258	22,176
*,2	Meituan Class B	343,340	7,676
			1,290,007
Denmark (0.9%)
	Carlsberg A/S Class B	498,698	70,796

		Shares	Market Value ($000)
	Vestas Wind Systems A/S	1,969,298	57,625
			128,421
Egypt (0.3%)
	Commercial International Bank Egypt SAE (Registered) GDR	24,883,498	40,355
Finland (1.1%)
	Sampo OYJ Class A	1,571,237	82,489
	Nokian Renkaat OYJ	2,680,630	32,110
	Nokia OYJ	6,566,455	31,135
			145,734
France (7.8%)
	Airbus SE	1,686,561	211,437
	TotalEnergies SE	2,669,402	165,025
	Air Liquide SA	877,445	139,712
	Engie SA	8,409,958	119,420
	Pernod Ricard SA	416,762	86,282
	Bureau Veritas SA	2,962,936	84,715
	Legrand SA	842,306	75,103
	Thales SA	567,781	75,094
	Teleperformance	158,348	44,019
*	Accor SA	1,231,616	39,976
	Publicis Groupe SA	241,324	17,023
	Safran SA	41,270	5,934
	ArcelorMittal SA	9,943	309
			1,064,049
Germany (9.5%)
	MTU Aero Engines AG	598,575	149,591
[2]	Covestro AG	2,414,776	111,187
	Henkel AG & Co. KGaA Preference Shares	1,504,823	107,294
	Fresenius SE & Co. KGaA	3,310,120	95,930
	Infineon Technologies AG	2,451,511	88,280
	Bayerische Motoren Werke AG	828,990	84,445
	Merck KGaA	388,917	81,178
	BASF SE	1,331,980	76,370
	Fresenius Medical Care AG & Co. KGaA	1,669,930	62,714
	Henkel AG & Co. KGaA	916,210	61,220
	Jungheinrich AG Preference Shares	1,517,112	60,335
	Porsche Automobil Holding SE Preference Shares	983,909	58,835
	Continental AG	830,599	58,321
[2]	Siemens Healthineers AG	1,029,148	55,192
	Vonovia SE	1,921,631	54,282
	SAP SE	448,890	53,211
	FUCHS PETROLUB SE Preference Shares	1,217,817	48,584
			1,306,969
Hong Kong (5.9%)
	AIA Group Ltd.	20,315,000	229,715
*	Sands China Ltd.	44,212,800	165,802
*	Melco Resorts & Entertainment Ltd. ADR	9,936,595	135,734
	Jardine Matheson Holdings Ltd.	1,058,200	56,249
	Galaxy Entertainment Group Ltd.	7,365,000	51,270
	Xinyi Glass Holdings Ltd.	18,622,000	39,649
[2]	ESR Group Ltd.	19,250,600	38,541
	Yue Yuen Industrial Holdings Ltd.	16,283,000	26,712
	Hongkong Land Holdings Ltd.	4,853,100	23,726
[2]	WH Group Ltd.	38,320,243	23,600
	CK Asset Holdings Ltd.	3,309,500	21,159
			812,157

		Shares	Market Value ($000)
India (3.2%)
	ICICI Bank Ltd. ADR	4,855,982	101,150
	Housing Development Finance Corp. Ltd.	2,826,390	90,988
	Zee Entertainment Enterprises Ltd. Class B	28,216,183	78,511
	UPL Ltd.	5,264,954	48,832
	Adani Ports & Special Economic Zone Ltd.	6,413,167	48,172
	Reliance Industries Ltd.	1,509,349	43,541
	GAIL India Ltd.	27,726,129	32,339
			443,533
Indonesia (1.7%)
	Astra International Tbk. PT	212,092,100	85,209
	Bank Mandiri Persero Tbk. PT	109,593,300	73,026
	Telkom Indonesia Persero Tbk. PT ADR	1,567,073	40,775
	Telkom Indonesia Persero Tbk. PT	72,464,900	18,727
	Selamat Sempurna Tbk. PT	164,317,700	17,327
			235,064
Ireland (2.3%)
*	Ryanair Holdings plc ADR	1,688,513	152,861
*	ICON plc	379,267	87,501
	CRH plc	1,664,593	77,774
			318,136
Israel (0.1%)
*	Check Point Software Technologies Ltd.	94,500	12,020
Italy (0.5%)
	Brembo SpA	4,966,523	67,049
Japan (10.0%)
	Mitsubishi Electric Corp.	8,708,800	95,978
	Disco Corp.	285,100	85,653
	Olympus Corp.	4,512,800	84,839
	Nomura Research Institute Ltd.	3,252,200	78,078
	Daikin Industries Ltd.	431,600	74,967
	Nitto Denko Corp.	1,141,400	73,777
	Toyota Motor Corp.	4,880,300	71,671
	Denso Corp.	1,143,900	61,777
	Hoya Corp.	561,100	61,705
	Nihon Kohden Corp.	2,341,300	61,508
	Nidec Corp.	1,002,100	55,535
	ITOCHU Corp.	1,694,900	54,782
	Daiwa Securities Group Inc.	11,112,000	52,439
	Bandai Namco Holdings Inc.	617,900	41,321
	Kubota Corp.	2,738,000	41,147
	Shimano Inc.	227,500	40,571
	Koito Manufacturing Co. Ltd.	2,366,200	39,914
	Suzuki Motor Corp.	1,063,800	39,884
	Ain Holdings Inc.	847,500	36,645
	Kansai Electric Power Co. Inc.	3,780,000	36,353
	Seria Co. Ltd.	1,515,400	33,301
	Komatsu Ltd.	1,311,500	32,229
	Subaru Corp.	1,876,700	30,837
	Nomura Holdings Inc.	6,973,200	27,829
	Omron Corp.	418,210	24,198
	Daito Trust Construction Co. Ltd.	160,200	15,831
	FANUC Corp.	82,900	14,648
			1,367,417
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	11,158,700	92,556

		Shares	Market Value ($000)
Netherlands (4.9%)
	Universal Music Group NV	3,647,420	93,237
	Wolters Kluwer NV	729,476	79,530
*	Prosus NV	979,743	79,110
	Koninklijke DSM NV	561,313	72,186
	Aegon NV	12,779,402	70,489
	Akzo Nobel NV	749,534	55,829
[2]	ABN AMRO Bank NV	2,667,580	44,275
	IMCD NV	278,274	44,115
	SBM Offshore NV	2,707,820	42,570
*	AerCap Holdings NV	530,331	33,522
	Koninklijke Vopak NV	1,109,090	33,417
	ASM International NV	81,838	27,678
			675,958
Norway (0.3%)
	Bakkafrost P/F	563,950	34,994
Panama (0.7%)
*	Copa Holdings SA Class A	1,005,553	92,591
Philippines (0.2%)
	Puregold Price Club Inc.	43,303,300	26,600
Singapore (2.4%)
	DBS Group Holdings Ltd.	3,424,300	93,745
	United Overseas Bank Ltd.	3,637,800	82,689
	Venture Corp. Ltd.	4,068,400	57,451
	Sembcorp Industries Ltd.	18,116,200	49,959
	Singapore Telecommunications Ltd.	26,061,200	49,911
			333,755
South Africa (0.2%)
	Mr Price Group Ltd.	3,450,376	32,652
South Korea (3.4%)
	POSCO Holdings Inc.	534,429	131,323
[2]	Samsung Electronics Co. Ltd. GDR	96,770	119,933
	Samsung Electronics Co. Ltd.	2,350,492	117,079
	SK Hynix Inc.	1,261,059	91,230
*	SK Square Co. Ltd.	309,162	9,159
			468,724
Spain (0.4%)
	Industria de Diseno Textil SA	1,543,804	48,199
Sweden (0.4%)
	Assa Abloy AB Class B	2,027,121	47,751
Switzerland (6.3%)
*	Holcim AG	3,749,026	224,134
	Cie Financiere Richemont SA (Registered) Class A	877,323	135,246
	Roche Holding AG	431,036	134,557
	Novartis AG (Registered)	1,416,867	128,098
	ABB Ltd. (Registered)	2,373,145	82,623
	Adecco Group AG (Registered)	1,927,278	71,580
	Swatch Group AG	139,390	50,469
	UBS Group AG (Registered)	1,776,239	37,914
			864,621
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,694,000	100,481
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	706,735	65,535
			166,016

		Shares	Market Value ($000)
United Kingdom (13.7%)
	BP plc	35,134,891	212,224
	RELX plc	5,282,048	156,924
	Shell plc	4,286,752	125,850
	Anglo American plc	2,710,871	116,921
	Compass Group plc	4,774,264	114,048
	Unilever plc	2,049,036	104,294
	Berkeley Group Holdings plc	1,961,528	100,445
	HSBC Holdings plc	13,559,315	99,910
	HSBC Holdings plc (XHKG)	13,362,000	98,232
	Smiths Group plc	4,258,600	90,908
	IMI plc	4,226,990	75,685
	Smith & Nephew plc	4,353,363	60,121
	Prudential plc	3,449,386	57,312
	Travis Perkins plc	4,509,463	56,570
	Weir Group plc	2,454,760	54,113
	Victrex plc	2,370,200	53,942
	Taylor Wimpey plc	36,946,877	53,607
	Barclays plc	22,953,206	52,765
	Spectris plc	1,061,250	42,073
	RS Group plc	3,428,675	39,861
*	easyJet plc	5,867,100	35,740
	Renishaw plc	650,357	31,743
	Whitbread plc	624,929	23,536
	Lloyds Banking Group plc	29,916,882	19,470
	Direct Line Insurance Group plc	220,462	483
			1,876,777
United States (2.9%)
	Aon plc Class A	416,187	132,630
	RenaissanceRe Holdings Ltd.	383,167	74,982
	Accenture plc Class A	237,551	66,289
[1]	Linde plc	194,733	64,422
	NXP Semiconductors NV	192,759	35,527
*	Capri Holdings Ltd.	303,522	20,181
			394,031
Vietnam (0.6%)
	Vietnam Dairy Products JSC	16,775,900	55,233
	Phu Nhuan Jewelry JSC	7,608,800	29,361
			84,594
Total Common Stocks (Cost $11,716,297)			13,178,472

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $532,353)	4.437%	5,325,413	532,488
Total Investments (100.1%) (Cost $12,248,650)				13,710,960
Other Assets and Liabilities—Net (-0.1%)				(16,609)
Net Assets (100%)				13,694,351
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,822,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $400,404,000, representing 2.9% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $40,564,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2023	1,395	147,800	9,527
MSCI Emerging Market Index	March 2023	1,194	62,363	3,255
				12,782

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at January 31, 2023.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,143,801	64,422	—	1,208,223
Common Stocks—Other	1,042,305	10,927,944	—	11,970,249
Temporary Cash Investments	532,488	—	—	532,488
Total	2,718,594	10,992,366	—	13,710,960

Derivative Financial Instruments
Assets
Futures Contracts[1]	12,782	—	—	12,782
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.